Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant accounting policies
Cash and cash equivalents

c.                             Cash and cash equivalents - This line item consists mainly of bank deposits in checking accounts and readily available daily investments of cash surpluses. Cash equivalents are composed of highly liquid investments with original maturities of three months or less. This line item is stated at nominal value plus accrued yields, which are recognized in results as they accrue.

Restricted cash

d.                            Restricted cash - On July 3, 2012, Satmex and ILS entered into an Escrow Agreement, in which Satmex deposited with the Escrow Agent $4,900 representing 5% of the launch service price. The Escrow Agent shall hold the escrow deposit in an interest bearing account. On the Satmex 8 launch date, the Escrow Agent shall release the escrow deposit plus accumulated interest from the escrow account upon receipt of the irrevocable escrow instructions jointly provided by Satmex and ILS. At December 31, 2012, Satmex classified the $4,900 as restricted cash.

Concentrations of credit risk

e.                             Concentrations of credit risk - Financial assets, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. Cash and cash equivalents are maintained with high-credit quality financial institutions.

Accounts receivable are comprised of several companies in the private domestic sector and certain foreign companies. Management considers that its credit evaluation, approval and monitoring processes combined with advance billing arrangements and guarantee deposits from customers mitigate potential credit risks with regard to its current customer base.

Inventories	f. Inventories - Inventories consist mainly of antennas and are stated at the lower of cost or market value. Cost is determined using the average cost method.
Prepaid insurance	g. Prepaid insurance - The insurance premium paid to renew in-orbit coverage of is recorded as a prepaid insurance and amortized over the related insurance policy period.
Satellites and equipment

h.                            Satellites and equipment - As of May 26, 2011, Satmex adopted push-down accounting, under which its satellites and equipment were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the satellites and equipment using the cost approach. The cost approach, often referred to as current replacement cost, estimates fair value based on the amount that currently would be required to replace the service capacity of an asset. Assets acquired after the adoption of push-down accounting are recorded at acquisition cost.

Costs incurred in connection with the construction and successful deployment of the satellites and related equipment are capitalized. Such costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the value of performance incentives incurred to the satellite manufacturers, costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction.

Satellite construction and launch services are generally procured under long-term contracts that provide for payments over the contract periods. Satellite construction and launch services costs are capitalized to reflect progress toward completion. Capitalizing these costs typically coincides with contract milestone payment schedules.

Depreciation is calculated using the straight-line method for satellites, related equipment and other owned assets over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements.

The estimated useful lives of the satellites are as follows:

	Original useful life (Years)	Remaining economic life at December 31, 2012 (Years)
Satellites in-orbit - are as follows:
Satmex 6	15	10.39
Satmex 5	15	0.76
Solidaridad 2	14.5	—

Depreciation of satellites commences on the date on which the satellite is placed in orbit. Satmex 6 was launched on May 27, 2006 and commenced operations in July 2006. Satmex 5 was launched on December 5, 1998 and commenced operations in January 1999. Solidaridad 2 concluded its depreciation period based upon its estimated useful life during 2009.

The estimated useful lives of equipment are as follows:

Original useful life (Years)

Equipment:
Satellite equipment	15
Furniture and fixtures	10
Leasehold improvements	5
Teleport, equipment and antennas	10

i.                                Concessions - As of May 26, 2011, Satmex adopted push-down accounting, under which its concessions were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the orbital concessions and the public telecommunications network concession using market approach and income approach methods, respectively. Orbital concessions are amortized over 40 years using the straight-line method; their remaining useful life as of the Acquisition Date was 26 years. The public telecommunications network concession is amortized over 30 years using the straight-line method; its remaining useful life as of the Acquisition Date was 19 years.

j.                               Valuation of satellites and long-lived assets - The carrying value of the satellites, amortizable intangible assets and other long-lived assets is reviewed for impairment wherever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the expected undiscounted future cash flows are less than the carrying value of the long-lived assets, an impairment charge is recorded based on such asset’s estimated fair value. Changes in estimates of future cash flows could result in a write-down of the asset in a future period.

Estimated future cash flows from the Company’s satellites could be impacted by changes in estimates of its ability to operate the satellite at expected levels, changes in the manner in which the satellite is to be used and the loss of one or several significant customer contracts on the satellite.

k.                            Deferred financing costs - Deferred financing costs related to the issuance of Senior Secured Notes were capitalized and reported as an asset. These costs are amortized to interest expense using the effective rate interest method.

l.                                Other intangible assets - Intangible assets arising from push-down accounting are initially recorded at fair value using the income approach method. Intangible assets identified as part of the push-down of acquisition accounting consisted primarily of contract backlog and customer relationships. The Company reviews intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. An intangible asset with a determinable useful life is considered to have been impaired when its carrying amount exceeds its fair value; however, an impairment loss shall only be recognized when the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset are less than the carrying value of the asset. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value.

The costs of intangible assets with finite and determinable useful lives are amortized to reflect the pattern of consumption, over the estimated useful lives of the assets, as follows:

Original useful life (Years)

Contract backlog	10
Customer relationships	4

Concessions

i.                                Concessions - As of May 26, 2011, Satmex adopted push-down accounting, under which its concessions were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the orbital concessions and the public telecommunications network concession using market approach and income approach methods, respectively. Orbital concessions are amortized over 40 years using the straight-line method; their remaining useful life as of the Acquisition Date was 26 years. The public telecommunications network concession is amortized over 30 years using the straight-line method; its remaining useful life as of the Acquisition Date was 19 years.

Valuation of satellites and long-lived assets

j.                               Valuation of satellites and long-lived assets - The carrying value of the satellites, amortizable intangible assets and other long-lived assets is reviewed for impairment wherever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the expected undiscounted future cash flows are less than the carrying value of the long-lived assets, an impairment charge is recorded based on such asset’s estimated fair value. Changes in estimates of future cash flows could result in a write-down of the asset in a future period.

Estimated future cash flows from the Company’s satellites could be impacted by changes in estimates of its ability to operate the satellite at expected levels, changes in the manner in which the satellite is to be used and the loss of one or several significant customer contracts on the satellite.

Deferred financing costs

k.                            Deferred financing costs - Deferred financing costs related to the issuance of Senior Secured Notes were capitalized and reported as an asset. These costs are amortized to interest expense using the effective rate interest method.

Other intangible assets

l.                                Other intangible assets - Intangible assets arising from push-down accounting are initially recorded at fair value using the income approach method. Intangible assets identified as part of the push-down of acquisition accounting consisted primarily of contract backlog and customer relationships. The Company reviews intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. An intangible asset with a determinable useful life is considered to have been impaired when its carrying amount exceeds its fair value; however, an impairment loss shall only be recognized when the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset are less than the carrying value of the asset. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value.

The costs of intangible assets with finite and determinable useful lives are amortized to reflect the pattern of consumption, over the estimated useful lives of the assets, as follows:

Original useful life (Years)

Contract backlog	10
Customer relationships	4

Labor obligations

m.                        Labor obligations - In accordance with Mexican Labor Law, Satmex provides seniority premiums benefits to its employees under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. Satmex also provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Such benefits consist of a one-time payment of three months wages plus 20 days wages for each year of service payable upon involuntary termination without just cause. Costs associated with these benefits are provided for based on actuarial computations using the projected unit credit method. Other disclosures required by U.S. GAAP are not material.

Fair value of financial instruments and fair value measurements

n.                            Fair value of financial instruments and fair value measurements - An entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting guidance establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Inputs used to measure fair value may fall into one of three levels:

Level 1- applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 - applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 - applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, restricted cash, accounts receivable, debt, accounts payable and accrued expenses. The Company believes that the recorded values of cash, restricted cash, accounts receivable, accounts payable and accrued expenses approximate their current fair values because of their nature and respective maturity dates or durations. The fair value of debt is disclosed in Note 11.

Provisions	o. Provisions - Are recognized for current obligations that result of a past event, are probable to result in the use of economic resources and can be reasonably estimated.
Income taxes

p.                            Income taxes - Current income taxes, calculated as the higher of the regular Mexican income tax (“ISR”) or the Business Flat Tax (“IETU”), are recorded in the results of the year in which they are incurred. Satmex accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

To determine tax bases of assets and liabilities, the Company evaluates whether it expects to be principally subject to ISR or IETU in the future and uses such tax base accordingly. If the Company is unable to conclude that it will be principally subject to either tax regime, a hybrid calculation is utilized.   Based on the Company’s projections, it determined that in certain fiscal years it will pay ISR, while in others, it will pay IETU. Accordingly, the Company scheduled the reversal of the temporary differences for both ISR and IETU purposes, determined by year whether the applicable temporary differences should be those under ISR or those under IETU, and applied the corresponding rates.

Satmex recognizes net deferred tax assets to the extent that management believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

Statutory employee profit sharing

q.                            Statutory employee profit sharing - Statutory employee profit sharing (“PTU”) is recorded in the results of the year in which it is incurred and presented within operating expenses in the accompanying consolidated statements of operations. Deferred PTU liabilities are derived from temporary differences that result from comparing the accounting and PTU values of assets and liabilities.

Revenue recognition

r.                               Revenue recognition - Fixed satellite service revenues are recognized as the satellite capacity is provided according to service lease agreements. Satellite transmission capacity is sold through permanent and temporary contracts, which stipulate the agreed capacity. Lease agreements are accounted for either as operating or sales-type leases.

Operating lease revenues are recognized on a straight-line basis over the lease term. Revenues for temporary services are recognized as services are performed.

Revenues from end-of-life leases for transponders are usually collected in advance. The Company does not provide insurance and/or guarantees of any kind for the related transponders to these customers. Total revenues and related costs are accounted as sales-type leases and recognized in income when the risk and rewards of the transponders are transferred to the customer in accordance with the agreements.

The public and private network signal and value-added services (“Broadband satellite services”) are recognized when services are rendered. The sale of antennas and installation services are recognized in the period in which risk and rewards are transferred to the customers, which generally coincides with the completion of the installation of the antennas and acceptance by the customer.

To calculate the monthly revenue attributable to purchasers of programming distribution services, the Company estimates, on a monthly basis, the number of subscribers per purchaser according to the contractual value of each subscriber. Approximately 45 to 60 days after the end of each month, the Company receives a definitive report from each purchaser and reconciles the definitive revenue with the estimated amount, issuing an invoice to such purchaser based on the definitive report. Variations between the estimated and actual revenue amounts are not material.

Deferred revenue

s.                              Deferred revenue - Satmex is required to provide the Mexican federal government, at no charge, approximately 362.88 MHz of its available transponder capacity for the duration of the orbital concessions (“State Reserve”). As of May 26, 2011, as a result of the adoption of push-down accounting, this obligation was recorded at its fair value, using the income approach method, and recognized as deferred revenue with a corresponding increase in the value of the related assets. Deferred revenue is amortized to fixed satellite services revenue based on the expected consumption pattern.

Use of estimates

t.                               Use of estimates - The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses reported during the periods reported. Such estimates include the allowance for doubtful accounts, the revenue recognition of programming distribution services, the valuation of long-lived assets, the valuation allowance on deferred income tax assets, the scheduling of reversal of the temporary differences under different tax regimes, the estimated useful lives of each satellite and estimates of fair values. Although management believes the estimates and assumptions used in the preparation of these consolidated financial statements were appropriate in the circumstances, actual results could differ from those estimates and assumptions.

Recently adopted accounting pronouncements

u.                            Recently adopted accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which updated the guidance in Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement, which the Company adopted on January 1, 2012. ASU 2011-04 clarifies the application of existing fair value measurement requirements including (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity, and (3) quantitative information required for fair value measurements categorized within Level 3. ASU 2011-04 also provides guidance on measuring the fair value of financial instruments managed within a portfolio, and application of premiums and discounts in a fair value measurement. In addition, ASU 2011-04 requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements and related disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which updated the guidance in Accounting Standards Codification (“ASC”) Topic 220, Comprehensive Income. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In October 2011, the FASB proposed to indefinitely defer the specific requirement to present items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income on the face of the respective statements; entities still must comply with the existing requirements during the deferral period. This indefinite deferral was modified through ASU 2013-02 as discussed below. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements and related disclosures, given that the Company does not have any other comprehensive income items.

Recently issued accounting pending adoption

v.                            Recently issued accounting pending adoption

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company will adopt this ASU in 2013.

In July 2012, the FASB issued ASU 2012-02, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This update amends ASU 2011-08, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on the Company’s financial position or results of operations.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASUs 2011-05 (issued in June 2011) and 2011-12 (issued in December 2011) for all public and private organizations. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements.

However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amended guidance is effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company will adopt this ASU in 2013, but does not anticipate that it will have a material effect on its financial position or results of operations.